Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings
Schedule of borrowings

	At December 31,
	2025	2024
Non-current
Bank and financial borrowings (**)	281,644	250,150
Notes (*)	674,212	778,218
Other (***)	—	14,336
	955,856	1,042,704
Current
Bank and financial borrowings (**)	21,689	32,769
Notes (*)	100,595	81,845
Other (***)	17,078	753
	139,362	115,367
Total Borrowings	1,095,218	1,158,071

(*) Notes include the following as of December 31, 2025:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	Nov-2021	USD	246.2	Nov-2034	Fixed 6.875%	232.0
	Senior secured guarantee notes	May-2015, May-2020 (1)	USD	14.6	Nov-2032	Fixed 6.875%	9.3
	Senior secured guarantee notes	Feb-2017, May-2020 (1)	USD	212.3	Feb-2027	Fixed 6.875%	20.9
		Oct-2021	USD	208.9	Aug-2031	Fixed 8.500%	209.5
	Class 1 Series 2021 Notes	Nov-2021	USD	64.0	Aug-2031	Fixed 8.500%	62.3
AA2000	Class 4 Notes	Nov-2021	USD	62.0	Nov-2028	Fixed 9.500%	50.7
	Class 5 Notes	Feb-2022	USD (2)	138.0	Feb-2032	Fixed 5.500%	138.5
	Class 9 Notes	Aug-2022, July-2023	USD (2)	30.0	Aug-2026	Fixed 0.000%	22.9
	Class 11 Notes	Dec-2024	USD	28.8	Dec-2026	Fixed 5.500%	28.7
Total							774.8

(1)	A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)	These notes are dollar-linked, denominated in USD but issued and payable in ARS

(*) Notes include the following as of December 31, 2024:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	Nov-2021	USD	246.2	Nov-2034	Fixed 6.875%	237.2
	Senior secured guarantee notes	May-2015, May-2020 (1)	USD	14.6	Nov-2032	Fixed 6.875%	10.4
	Senior secured guarantee notes	Feb-2017, May-2020 (1)	USD	212.3	Feb-2027	Fixed 6.875%	44.5
		Oct-2021	USD	208.9	Aug-2031	Fixed 8.500%	209.1
	Class 1 Series 2021 Notes	Nov-2021	USD	64.0	Aug-2031	Fixed 8.500%	61.7
	Class 4 Notes	Nov-2021	USD	62.0	Nov-2028	Fixed 9.500%	61.4
AA2000	Class 5 Notes	Feb-2022	USD (2)	138.0	Feb-2032	Fixed 5.500%	138.4
	Class 6 Notes	Feb-2022	USD (2)	36.0	Feb-2025	Fixed 2.000%	27.2
	Class 9 Notes	Aug-2022, July-2023	USD (2)	30.0	Aug-2026	Fixed 0.000%	23.1
	Class 10 Notes	July-2023	USD (2)	25.0	July-2025	Fixed 0.000%	18.5
	Class 11 Notes	Dec-2024	USD	28.8	Dec-2026	Fixed 5.500%	28.6
Total							860.1

(1)A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)These notes are dollar-linked, denominated in USD but issued and payable in ARS

(**) As of December 31, 2025, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(1)
ICAB	BNDES	R$	Dec-2033	Variable	TJLP plus spread	168.0	A
	Scotiabank Uruguay	USD	Feb-2026	Fixed	4.30%	0.1	D
TCU	Santander Uruguay	USD	Nov-2027	Fixed	5.37%	0.5	D
	Santander Uruguay	USD	Jan-2028	Fixed	5.37%	0.5	D
	Banco BBVA Uruguay	USD	Oct-2033	Fixed	4.30%	6.7	B
TA	Intesa Sanpaolo, UniCredit, BPM, BNP and Cassa Depositi e Prestiti	EUR	Jun-2030	Variable	Euribor plus spread	114.5	A
	Santander Uruguay	USD	Apr-2027	Fixed	5.10%	2.4	B
CAISA	Banco Itaú	USD	Apr-2027	Fixed	3.80%	2.4
	Santander Uruguay	USD	Apr-2029	Variable	SOFR plus spread	3.7	D
PDS	BROU	USD	Mar-2028	Variable	4.95%	4.5	C
Total						303.3

As of December 31, 2024, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(1)
ICAB	BNDES	R$	Dec-2033	Variable	TJLP plus spread	157.7	A
TAGSA	Banco Guayaquil SA	USD	Feb-2026 (2)	Variable	T.R.E. plus spread	2.4	D
	Banco Bolivariano CA	USD	Dec-2025 (3)	Variable	T.R.E. plus spread	1.8	D
	Scotiabank Uruguay	USD	Feb-2026	Fixed	4.30%	0.3	D
TCU	Santander Uruguay	USD	Nov-2027	Fixed	5.37%	0.7	D
	Santander Uruguay	USD	Jan-2028	Fixed	5.37%	0.8	D
TA	Intesa Sanpaolo, UniCredit, BPM, BNP and Cassa Depositi e Prestiti	EUR	Jun-2030	Variable	Euribor plus spread	90.7	A
AA2000	ICBC Dubai	USD	Oct-2025	Variable	SOFR plus spread	10.2	B
	Santander Uruguay	USD	Apr-2027	Fixed	5.10%	3.9	B
CAISA	Banco Itaú	USD	Apr-2027	Fixed	3.80%	3.9
	Santander Uruguay	USD	Apr-2029	Variable	SOFR plus spread	4.0	D
PDS	BROU	USD	Mar-2028	Variable	5.15%	6.5	C
Total						282.9

(1) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

(2) TAGSA prepaid the loan on February 20, 2025.

(3) TAGSA prepaid the loan on March 20, 2025.

(***) As of December 31, 2025 and 2024, other borrowings correspond to a loan obtained in December 2024 by CAIT for EUR 14.5 million (equivalent to USD 17.0 million) to be repaid in a single installment at December, 2026, the maturity date. This loan is guaranteed by DICASA as fideiussione. Additionally, the shares of CAIT held by DICASA are not to be transferred or otherwise disposed of until the loan is repaid.

Schedule of changes in borrowings

	2025	2024
Balances at the beginning of the year	1,158,071	1,333,237
Loans obtained	18,116	190,345
Loans repaid	(115,095)	(314,077)
Interest paid	(83,739)	(96,168)
Accrued interest for the year	89,216	103,020
Debt renegotiation expenses capitalization	(193)	(2,467)
Translation differences and inflation adjustment	28,842	(55,819)
Balances at the end of the year	1,095,218	1,158,071

Schedule of maturity of borrowings

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2025 (1)	221,588	191,683	681,905	350,081	1,445,257
At December 31, 2024 (1)	199,693	213,504	568,212	594,054	1,575,463

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

Schedule of undiscounted cash flows of principal and estimated interest

	At December 31,
	2025	2024
Fair value of borrowings (2)	1,096,063	1,167,139
	1,096,063	1,167,139

(2) Quoted prices (unadjusted) in active markets for identical liabilities included Fair Value Level 1 under IFRS 13 and valuation at quotation prices not adjusted in active markets for identical liabilities included Fair Value Level 2. There are no financial liabilities measured at fair value.

Schedule of notes

(*) Notes include the following as of December 31, 2025:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	Nov-2021	USD	246.2	Nov-2034	Fixed 6.875%	232.0
	Senior secured guarantee notes	May-2015, May-2020 (1)	USD	14.6	Nov-2032	Fixed 6.875%	9.3
	Senior secured guarantee notes	Feb-2017, May-2020 (1)	USD	212.3	Feb-2027	Fixed 6.875%	20.9
		Oct-2021	USD	208.9	Aug-2031	Fixed 8.500%	209.5
	Class 1 Series 2021 Notes	Nov-2021	USD	64.0	Aug-2031	Fixed 8.500%	62.3
AA2000	Class 4 Notes	Nov-2021	USD	62.0	Nov-2028	Fixed 9.500%	50.7
	Class 5 Notes	Feb-2022	USD (2)	138.0	Feb-2032	Fixed 5.500%	138.5
	Class 9 Notes	Aug-2022, July-2023	USD (2)	30.0	Aug-2026	Fixed 0.000%	22.9
	Class 11 Notes	Dec-2024	USD	28.8	Dec-2026	Fixed 5.500%	28.7
Total							774.8

(1)	A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)	These notes are dollar-linked, denominated in USD but issued and payable in ARS

(*) Notes include the following as of December 31, 2024:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	Nov-2021	USD	246.2	Nov-2034	Fixed 6.875%	237.2
	Senior secured guarantee notes	May-2015, May-2020 (1)	USD	14.6	Nov-2032	Fixed 6.875%	10.4
	Senior secured guarantee notes	Feb-2017, May-2020 (1)	USD	212.3	Feb-2027	Fixed 6.875%	44.5
		Oct-2021	USD	208.9	Aug-2031	Fixed 8.500%	209.1
	Class 1 Series 2021 Notes	Nov-2021	USD	64.0	Aug-2031	Fixed 8.500%	61.7
	Class 4 Notes	Nov-2021	USD	62.0	Nov-2028	Fixed 9.500%	61.4
AA2000	Class 5 Notes	Feb-2022	USD (2)	138.0	Feb-2032	Fixed 5.500%	138.4
	Class 6 Notes	Feb-2022	USD (2)	36.0	Feb-2025	Fixed 2.000%	27.2
	Class 9 Notes	Aug-2022, July-2023	USD (2)	30.0	Aug-2026	Fixed 0.000%	23.1
	Class 10 Notes	July-2023	USD (2)	25.0	July-2025	Fixed 0.000%	18.5
	Class 11 Notes	Dec-2024	USD	28.8	Dec-2026	Fixed 5.500%	28.6
Total							860.1

(1)A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)These notes are dollar-linked, denominated in USD but issued and payable in ARS

Schedule of significant bank and financial borrowings

(**) As of December 31, 2025, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(1)
ICAB	BNDES	R$	Dec-2033	Variable	TJLP plus spread	168.0	A
	Scotiabank Uruguay	USD	Feb-2026	Fixed	4.30%	0.1	D
TCU	Santander Uruguay	USD	Nov-2027	Fixed	5.37%	0.5	D
	Santander Uruguay	USD	Jan-2028	Fixed	5.37%	0.5	D
	Banco BBVA Uruguay	USD	Oct-2033	Fixed	4.30%	6.7	B
TA	Intesa Sanpaolo, UniCredit, BPM, BNP and Cassa Depositi e Prestiti	EUR	Jun-2030	Variable	Euribor plus spread	114.5	A
	Santander Uruguay	USD	Apr-2027	Fixed	5.10%	2.4	B
CAISA	Banco Itaú	USD	Apr-2027	Fixed	3.80%	2.4
	Santander Uruguay	USD	Apr-2029	Variable	SOFR plus spread	3.7	D
PDS	BROU	USD	Mar-2028	Variable	4.95%	4.5	C
Total						303.3

As of December 31, 2024, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(1)
ICAB	BNDES	R$	Dec-2033	Variable	TJLP plus spread	157.7	A
TAGSA	Banco Guayaquil SA	USD	Feb-2026 (2)	Variable	T.R.E. plus spread	2.4	D
	Banco Bolivariano CA	USD	Dec-2025 (3)	Variable	T.R.E. plus spread	1.8	D
	Scotiabank Uruguay	USD	Feb-2026	Fixed	4.30%	0.3	D
TCU	Santander Uruguay	USD	Nov-2027	Fixed	5.37%	0.7	D
	Santander Uruguay	USD	Jan-2028	Fixed	5.37%	0.8	D
TA	Intesa Sanpaolo, UniCredit, BPM, BNP and Cassa Depositi e Prestiti	EUR	Jun-2030	Variable	Euribor plus spread	90.7	A
AA2000	ICBC Dubai	USD	Oct-2025	Variable	SOFR plus spread	10.2	B
	Santander Uruguay	USD	Apr-2027	Fixed	5.10%	3.9	B
CAISA	Banco Itaú	USD	Apr-2027	Fixed	3.80%	3.9
	Santander Uruguay	USD	Apr-2029	Variable	SOFR plus spread	4.0	D
PDS	BROU	USD	Mar-2028	Variable	5.15%	6.5	C
Total						282.9

(1) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

(2) TAGSA prepaid the loan on February 20, 2025.

(3) TAGSA prepaid the loan on March 20, 2025.